WARRANT LIABILITY (Detail Textuals 1) (Series C Warrants, Crede, USD $)	1 Months Ended	0 Months Ended
	Jan. 22, 2013 Initial Purchase Agreement	Aug. 14, 2013 Second Purchase Agreement
Class of Warrant or Right [Line Items]
Repurchase price	$ 50,000	$ 10,000